Property, plant and equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Property, plant and equipment:
Balance, beginning of period	$ 1,666,331
Balance, end of period	1,691,336	$ 1,666,331
Cost
Property, plant and equipment:
Balance, beginning of period	2,151,503	1,207,448
Additions	383,200	1,027,282
Asset disposal	(50,093)	(83,227)
Balance, end of period	2,484,610	2,151,503
Accumulated amortization
Property, plant and equipment:
Balance, beginning of period	(485,172)	(295,982)
Depreciation	312,515	190,594
Asset disposal	(4,413)	(1,404)
Balance, end of period	(793,274)	(485,172)
Furniture and equipment
Property, plant and equipment:
Balance, beginning of period	92,008
Balance, end of period	63,240	92,008
Furniture and equipment | Cost
Property, plant and equipment:
Balance, beginning of period	175,416	203,318
Asset disposal		(27,902)
Balance, end of period	175,416	175,416
Furniture and equipment | Accumulated amortization
Property, plant and equipment:
Balance, beginning of period	(83,408)	(54,685)
Depreciation	28,768	28,723
Balance, end of period	(112,176)	(83,408)
Leasehold improvements
Property, plant and equipment:
Balance, beginning of period	177,812
Balance, end of period	152,219	177,812
Leasehold improvements | Cost
Property, plant and equipment:
Balance, beginning of period	183,103	3,704
Additions		179,399
Balance, end of period	183,103	183,103
Leasehold improvements | Accumulated amortization
Property, plant and equipment:
Balance, beginning of period	(5,291)	(604)
Depreciation	25,593	4,687
Balance, end of period	(30,884)	(5,291)
TMS devices
Property, plant and equipment:
Balance, beginning of period	1,396,511
Balance, end of period	1,475,877	1,396,511
TMS devices | Cost
Property, plant and equipment:
Balance, beginning of period	1,792,984	1,000,426
Additions	383,200	847,883
Asset disposal	(50,093)	(55,325)
Balance, end of period	2,126,091	1,792,984
TMS devices | Accumulated amortization
Property, plant and equipment:
Balance, beginning of period	(396,473)	(240,693)
Depreciation	258,154	157,184
Asset disposal	(4,413)	(1,404)
Balance, end of period	$ (650,214)	$ (396,473)